Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Subscription and services	$ 38,785	$ 41,741	$ 34,408
Interest revenue	26,436	27,208	23,111
Total revenue	65,221	68,949	57,519
Cost of revenue
Provision for loan losses, net of recoveries	13,208	14,730	7,540
Transaction costs	5,354	7,979	3,940
Cost of revenue	18,562	22,709	11,480
Gross profit	46,659	46,240	46,039
Operating expenses
Technology and development	10,591	12,973	10,667
Marketing	3,340	11,208	15,629
Customer service and operations	10,602	14,089	13,214
General and administration	14,457	20,197	17,642
Stock-based compensation expense	2,478	8,712	11,683
Depreciation and amortization	9,067	12,636	12,736
Total operating expenses	50,535	79,815	81,571
Loss from operations	(3,876)	(33,575)	(35,532)
Other expenses (income)
Credit facility interest expense	6,064	4,640	4,109
Debenture and other financing expense	3,519	3,225	3,841
Accretion related to debentures	958	1,249	1,252
Share of loss in investment accounted for using the equity method	8,267	78,832	278
Revaluation (gain) loss	(9,628)	2,375	(15,671)
Impairment of goodwill	0	31,758	0
Other non-operating expense	5,231	10,360	4,100
Other expenses (income)	14,411	132,439	(2,091)
Net loss before tax	(18,287)	(166,014)	(33,441)
Income tax recovery	(400)	(336)	(232)
Net loss	(17,887)	(165,678)	(33,209)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Unrealized revaluation (loss) gain on digital assets	0	(468)	468
Foreign currency transaction reserve gain	(316)	101	458
Other comprehensive (loss) income	(316)	(367)	926
Total comprehensive loss	$ (18,203)	$ (166,045)	$ (32,283)
Net loss per share
Basic loss per share	$ (0.72)	$ (2.17)	$ (0.53)
Diluted loss per share	$ (0.72)	$ (2.17)	$ (0.53)
Basic weighted average number of shares (in 000s)	24,853	25,442	21,002
Weighted average number of fully diluted common shares (in 000s)	24,853	25,442	21,002